Income Taxes - Schedule of Tax Effects of Temporary Differences (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Tax Effects of Temporary Differences [Abstract]
Net operating losses carryforwards in the HK	$ 283,630	$ 166,023
Credit loss	310,139	322,941
Decelerated tax depreciation for HK	1,153	1,153
Refundable liability	54,566	75,504
Inventory provision	187,108	160,380
Less: Provision	(283,630)	(166,023)
Total	552,966	559,978
Deferred tax liabilities
Accelerated tax depreciation	153,380	141,759
Undistributed earnings of PRC subsidiaries	23,050	295,896
Total	$ 176,430	$ 437,655